Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2016
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$362,394	$362,394	$-	$-	$362,394
Money market investments	2,890,217	2,854,777	35,440	-	2,890,217
Trading account securities, excluding
derivatives[1]	59,796	-	53,118	6,678	59,796
Investment securities available-for-sale[1]	8,209,806	-	8,208,414	1,392	8,209,806
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$96,027	$-	$-	$73,540	$73,540
Collateralized mortgage
obligation-federal agency	74	-	-	78	78
Other	2,000	-	1,738	220	1,958
Total investment securities
held-to-maturity	$98,101	$-	$1,738	$73,838	$75,576
Other investment securities:
FHLB stock	$58,033	$-	$58,033	$-	$58,033
FRB stock	94,672	-	94,672	-	94,672
Trust preferred securities	13,198	-	13,198	-	13,198
Other investments	1,915	-	-	4,987	4,987
Total other investment securities	$167,818	$-	$165,903	$4,987	$170,890
Loans held-for-sale	$88,821	$-	$504	$89,509	$90,013
Loans not covered under loss sharing
agreement with the FDIC	22,263,446	-	-	20,578,904	20,578,904
Loans covered under loss sharing
agreements with the FDIC	542,528	-	-	515,808	515,808
FDIC loss share asset	69,334	-	-	63,187	63,187
Mortgage servicing rights	196,889	-	-	196,889	196,889
Derivatives	14,094	-	14,094	-	14,094
	December 31, 2016
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$22,786,682	$-	$22,786,682	$-	$22,786,682
Time deposits	7,709,542	-	7,708,724	-	7,708,724
Total deposits	$30,496,224	$-	$30,495,406	$-	$30,495,406
Federal funds purchased and assets
sold under agreements to repurchase	$479,425	$-	$479,439	$-	$479,439
Other short-term borrowings[2]	$1,200	$-	$1,200	$-	$1,200
Notes payable:
FHLB advances	$672,670	$-	$671,872	$-	$671,872
Unsecured senior debt securities	444,788	-	466,263	-	466,263
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,323	-	399,370	-	399,370
Others	18,071	-	-	18,071	18,071
Total notes payable	$1,574,852	$-	$1,537,505	$18,071	$1,555,576
Derivatives	$12,842	$-	$12,842	$-	$12,842
Contingent consideration	$153,158	$-	$-	$153,158	$153,158

	December 31, 2015
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$363,674	$363,674	$-	$-	$363,674
Money market investments	2,180,092	2,083,839	96,253	-	2,180,092
Trading account securities, excluding
derivatives[1]	71,659	-	62,687	8,972	71,659
Investment securities available-for-sale[1]	6,062,992	276	6,061,282	1,434	6,062,992
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$98,817	$-	$-	$80,815	$80,815
Collateralized mortgage
obligation-federal agency	86	-	-	91	91
Other	2,000	-	1,740	243	1,983
Total investment securities
held-to-maturity	$100,903	$-	$1,740	$81,149	$82,889
Other investment securities:
FHLB stock	$59,387	$-	$59,387	$-	$59,387
FRB stock	97,740	-	97,740	-	97,740
Trust preferred securities	13,198	-	13,198	-	13,198
Other investments	1,923	-	-	4,966	4,966
Total other investment securities	$172,248	$-	$170,325	$4,966	$175,291
Loans held-for-sale	$137,000	$-	$1,364	$138,031	$139,395
Loans not covered under loss sharing
agreement with the FDIC	21,843,180	-	-	20,849,150	20,849,150
Loans covered under loss sharing
agreements with the FDIC	611,939	-	-	593,002	593,002
FDIC loss share asset	310,221	-	-	313,224	313,224
Mortgage servicing rights	211,405	-	-	211,405	211,405
Derivatives	16,959	-	16,959	-	16,959
	December 31, 2015
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$19,044,355	$-	$19,044,355	$-	$19,044,355
Time deposits	8,165,368	-	8,134,029	-	8,134,029
Total deposits	$27,209,723	$-	$27,178,384	$-	$27,178,384
Federal funds purchased and assets sold
under agreements to repurchase	$762,145	$-	$764,599	$-	$764,599
Other short-term borrowings[2]	$1,200	$-	$1,200	$-	$1,200
Notes payable:
FHLB advances	$761,501	$-	$780,411	$-	$780,411
Unsecured senior debt	442,704	-	435,186	-	435,186
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,295	-	352,673	-	352,673
Others	19,008	-	-	19,008	19,008
Total notes payable	$1,662,508	$-	$1,568,270	$19,008	$1,587,278
Derivatives	$14,343	$-	$14,343	$-	$14,343
Contingent consideration	$120,380	$-	$-	$120,380	$120,380